(20) PRIVATE PENSION PLAN (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	R$ 12,728	R$ 8,993	R$ 8,243	R$ 6,356
Interest on actuarial obligations	663,349	667,877	627,590	703,927
Expected return on plan assets	(500,032)	(567,062)	(547,959)	(596,396)
Effect of asset ceiling	5,714	2,795	2,035
Total expense (income)	181,759	112,602	89,909	113,887
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	1,533	925	835	707
Interest on actuarial obligations	441,784	449,173	421,083	476,613
Expected return on plan assets	(323,926)	(372,121)	(359,588)	(392,819)
Effect of asset ceiling	5,561
Total expense (income)	124,952	77,977	62,330	84,501
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	9,135	5,449	4,365	3,153
Interest on actuarial obligations	128,027	125,059	114,628	127,561
Expected return on plan assets	(98,386)	(107,797)	(102,621)	(113,470)
Effect of asset ceiling
Total expense (income)	38,776	22,711	16,372	17,244
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	124	84	78	73
Interest on actuarial obligations	10,914	10,507	10,109	11,431
Expected return on plan assets	(7,563)	(8,699)	(8,634)	(9,437)
Effect of asset ceiling
Total expense (income)	3,475	1,892	1,553	2,067
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	(308)	185	175	270
Interest on actuarial obligations	33,434	34,342	33,552	37,395
Expected return on plan assets	(33,885)	(37,500)	(35,950)	(37,412)
Effect of asset ceiling	153	2,795	2,035
Total expense (income)	(606)	(178)	(188)	253
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Service cost	2,244	2,352	2,790	2,153
Interest on actuarial obligations	49,190	48,796	48,218	50,927
Expected return on plan assets	(36,272)	(40,947)	(41,166)	(43,258)
Effect of asset ceiling
Total expense (income)	R$ 15,162	R$ 10,201	R$ 9,842	R$ 9,822